ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2018	2019
	RMB	RMB
Accrued payroll and social insurance	32,008,825	30,780,693
Warranty—current	31,262,442	41,809,564
Sales rebate	34,029,433	40,344,717
Construction payable	—	18,765,855
Deposits	16,360,762	16,293,035
Deferred ADR income	4,250,126	—
Other taxes payable	3,656,732	10,273,637
IPO cost payable	3,130,639	—
Interest payable	318,774	2,010,366
Others*	9,166,293	15,255,530
Accrued expenses and other current liabilities	134,184,026	175,533,397

*  Others mainly include employee options payable and accrued marketing expenses.

The Group provides limited warranty to its end customers for terms varying from six months to three years, subject to certain conditions, such as normal use. For the electric motor, the Group provides a 24-month or 30,000‑kilometer warranty. For lithium-ion battery packs, the Group provides  24‑month or 20,000‑kilometer warranty or a 36‑month or 30,000‑kilometer warranty, depending on the model.

For other parts of the Group’s smart electric-scooters, the Group provides quality warranty varying from six months to 24 months depending on the parts. The Group is responsible for replacing or repairing the faulty products during their respective warranty terms.

The Group provides for the estimated costs of warranties at the time revenue is recognized. Factors that affect the Group’s warranty obligation include product defect rates and costs of repair or replacement.

Movement of provision for warranty is as follows:

	For the Year ended December 31,
	2017	2018	2019
Accrued warranty—beginning of year	17,649,411	30,648,678	48,872,284
Accrual for warranties issued during the year	27,395,169	29,346,974	40,271,444
Warranty claims paid	(14,395,902)	(7,923,760)	(22,132,194)
Pre-existing warranty expired	—	(3,199,608)	(7,059,668)
Accrued warranty—end of year	30,648,678	48,872,284	59,951,866